Investments in Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 24, 2018	Jun. 30, 2018	Mar. 31, 2016	Jun. 30, 2013	Oct. 04, 2006
Total Investment	$ 88,884	$ 13,406
Total Assets of the Partnerhip	152,700	29,438
Profit (loss) of the Partnership	(149)	(2,099)
Company's share of Net Loss of the Partnership	(88)	(1,598)
Cash	35,777
Deferred costs	64
Investments in real estate, net	116,859
Secured notes payable	9,549
Other liabilities	4,930
Capital - FRP	100,282
Capital - Third parties	37,939
Total liabilities and capital	$ 152,700
Riverfront Holdings I, LLC
Ownership percent						77.14%
Total Investment				$ 8,583
Profit (loss) of the Partnership		(2,019)
Company's share of Net Loss of the Partnership		(1,558)
Capital - FRP				$ 4,418
Rental revenue		3,053
Revenue - reimbursements		33
Total revenues		3,086
Operating expenses		1,096
Depreciation and depletion		1,958
Property taxes		459
Cost of operations		3,513
Operating profit		(427)
Interest expense		$ (1,592)
Brooksville Quarry LLC
Ownership percent	50.00%	50.00%					50.00%
Total Investment	$ 7,449	$ 7,516
Total Assets of the Partnerhip	14,325	14,411
Profit (loss) of the Partnership	(122)	(80)
Company's share of Net Loss of the Partnership	(61)	$ (40)
Cash	20
Deferred costs	6
Investments in real estate, net	14,299
Other liabilities	119
Capital - FRP	7,449
Capital - Third parties	6,757
Total liabilities and capital	$ 14,325
BC FRP Realty, LLC
Ownership percent	50.00%	50.00%			50.00%
Total Investment	$ 5,976	$ 5,890
Total Assets of the Partnerhip	21,371	15,027
Profit (loss) of the Partnership	0	0
Company's share of Net Loss of the Partnership	0	$ 0
Cash	11
Deferred costs	8
Investments in real estate, net	21,352
Secured notes payable	9,549
Other liabilities	38
Capital - FRP	5,892
Capital - Third parties	5,892
Total liabilities and capital	21,371
Essexshire Loan
Total Investment	594
Total Assets of the Partnerhip	594
Profit (loss) of the Partnership	39
Company's share of Net Loss of the Partnership	39
Investments in real estate, net	594
Capital - FRP	594
Total liabilities and capital	$ 594
RiverFront Holdings II, LLC
Ownership percent	80.00%
Total Investment	$ 19,865
Total Assets of the Partnerhip	38,869
Profit (loss) of the Partnership	(66)
Company's share of Net Loss of the Partnership	(66)
Cash	76
Investments in real estate, net	38,793
Other liabilities	1,887
Capital - FRP	31,347
Capital - Third parties	5,635
Total liabilities and capital	$ 38,869
Bryant Street Partnerships
Ownership percent	61.36%		61.36%
Total Investment	$ 55,000
Total Assets of the Partnerhip	77,541
Profit (loss) of the Partnership	0
Company's share of Net Loss of the Partnership	0
Cash	35,670
Deferred costs	50
Investments in real estate, net	41,821
Other liabilities	2,886
Capital - FRP	55,000
Capital - Third parties	19,655
Total liabilities and capital	$ 77,541